Shareholder Report, Holdings (Details) - Columbia Short-Term Cash Fund	Jul. 31, 2025
Tri-party Federal Reserve Bank of New York 08/01/2025 4.420% [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
US Treasury Bills September Twenty Three Two Thousand And Twenty Five Four Point Two Nine Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Credit Agricole 08/07/2025 4.510% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
U.S. Treasury Bills 08/14/2025 4.030% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Federal Home Loan Banks 03/09/2027 4.490% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Federal Home Loan Banks 10/29/2026 4.550% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
UnitedHealth Group, Inc. 08/01/2025 4.490% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Commerzbank US Finance, Inc. 08/01/2025 4.430% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Federal Agricultural Mortgage Corp. 01/22/2027 4.520% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Prudential Funding LLC 08/01/2025 4.450% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Asset-Backed Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%